Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.            Release from related parties liabilities:

On March 5, 2014, the Company entered into an agreement with EST and Safbulk Pty Ltd ("Safbulk Pty"), an affiliate, in exchange of a full and complete release of all their claims upon the completion of the delivery of the last four remaining vessels and settlement agreement with Piraeus Bank.  The transaction was completed successfully on March 11, 2014 and total liabilities amounting to approximately $9,819 were released.

b.             Equity Injection:

On January 4, 2012, the Company had entered into a share purchase agreement under which the Company sold 4,641,620 of its common shares to United Capital Investments Corp., Atrion Shipholding S.A., Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with the Restis family, for $10,000. The common shares were sold at a price of $2.15442 per share, which was the average closing price of Seanergy's common shares for the five trading days preceding the execution of the share purchase agreement. On January 31, 2012, the Company completed the equity injection plan with the four abovementioned entities. The shares to the four entities were issued on January 31, 2012.

On June 24, 2014, the Company had entered into a share purchase agreement under which the Company sold 1,890,000 of its common shares to Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with certain members of the Restis family, for $1,134. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange and with an additional option value to existing shareholders upon the consummation of the Asset Contribution calculated from the Black-Scholes options pricing model. On June 27, 2014, the Company completed the equity injection plan with the two abovementioned entities. The shares to the two entities were issued on June 27, 2014.

On September 29, 2014, the Company had entered into a share purchase agreement under which the Company sold 1,600,000 of its common shares to Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with certain members of the Restis family, for $960. The Company's Board of Directors obtained an updated fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange and with an additional option value to existing shareholders upon the consummation of the Asset Contribution calculated from the Black-Scholes options pricing model.  On September 30, 2014, the Company completed the equity injection plan with the two abovementioned entities. The shares to the two entities were issued on September 30, 2014.

On December 19, 2014, the Company had entered into a share purchase agreement under which the Company sold 4,440,000 of its common shares to Jelco Delta Holding Corp., or Jelco, a company affiliated with one member of the Restis family, for $1,110. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange. On December 30, 2014, the Company completed the equity injection plan with the abovementioned entity. The shares to the entity were issued on December 30, 2014.

c.            Technical Management Agreement:

A management agreement was signed between the Company and EST for the provision of technical management services relating to certain vessels previously owned by Seanergy. The fixed daily fee per vessel for the years ended December 31, 2014, 2013 and 2012, was $0.45. The technical management agreement was automatically terminated with the sale of Seanergy's fleet and EST has released the Company from all its claims relating thereto.

The related expense for the years ended December 31, 2014, 2013 and 2012, amounted to $122, $743 and $1,625, respectively, and is included under management fees - related party.

d.            Brokerage Agreement:

Under the terms of the brokerage agreements, Safbulk Pty and Safbulk Maritime S.A., also affiliates, together referred to as "Safbulk," provided commercial brokerage services for certain vessels previously owned under the Company's fleet in accordance with the instructions of Seanergy Management. Safbulk was entitled to receive a commission of 1.25% calculated on the collected gross hire/freight/demurrage payable when such amounts were collected. The brokerage agreements were automatically terminated with the sale of Seanergy's fleet and Safbulk has released the Company from all its claims relating thereto.

The fees charged by Safbulk amounted to $24, $313 and $532 for the years ended December 31, 2014, 2013 and 2012, respectively, and are separately reflected as voyage expenses — related party.

In addition, Safbulk charged the Company commission for services provided in connection to the disposal of the vessels amounting to $40 and $392 for the years ended December 31, 2013 and 2012, respectively, and are included in loss on sale of vessels.

e.            Charter Agreements:

Pursuant to charter party agreements dated June 16, 2011, each of the vessels BET Fighter and BET Scouter were chartered to Swissmarine Services S.A. ("Swissmarine"), an affiliate, for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Both charters commenced in June 2011, and were subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty.

Pursuant to charter party agreement dated June 16, 2011, the vessel BET Intruder was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate of $12.3. The charter commenced on September 16, 2011. The charter rate for the BET Intruder was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty. Employment under the agreement ended July 29, 2012.

Pursuant to a charter party agreement dated October 7, 2011, the vessel BET Prince was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. The charter commenced in November 2011 and was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty.

Pursuant to a charter party agreement dated July 24, 2012, the vessel BET Commander was chartered to Swissmarine, for a voyage from Brazil to Malaysia. Employment under the agreement was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty. Employment under the charter commenced on August 23, 2012.

During the years ended December 31, 2014, 2013 and 2012, revenue from related parties amounted to $NIL, $NIL and $8,221, respectively, and is shown net of off-hire expenses of $NIL, $NIL and $261, respectively.

The address commissions amounted to $NIL, $NIL and $298 for the years ended December 31, 2014, 2013 and 2012, respectively, and is recorded under commissions - related party in the accompanying consolidated statement of income/(loss). BET was sold on December 30, 2012 (Note 1a).

f.             Property Lease Agreement:

On November 17, 2008, a lease agreement was entered into with Waterfront S.A., a company affiliated with a member of the Restis family, for the lease of Seanergy's executive offices. The initial lease term was from November 17, 2008 to November 16, 2011. On January 1, 2012, Seanergy exercised its option to extend the term until February 28, 2014, and the lease was further silently extended. On June 1, 2014, it was agreed that the monthly lease payment be extended until September 30, 2014 and on October 1, 2014, it was further agreed that the monthly lease payment be extended until December 31, 2014. In 2015, the lease payment was further agreed to be extended up to March 15, 2015, at which point the Company relocated its executive offices to premises owned by an unaffiliated third party.  As of January 1, 2012, the monthly lease payment was amended to EUR 25, as of June 1, 2014, the monthly lease payment was amended to EUR 15, and as of January 1, 2015, the monthly lease payment was amended to EUR 25. A three month rent guarantee of $55 and $103 as of December 31, 2014 and 2013, respectively, is included in other current assets at December 31, 2014 and 2013.

The rent charged by Waterfront S.A. for the years ended December 31, 2014, 2013 and 2012, amounted to $309, $412 and $402, respectively, and is included under general and administration expenses - related party.